Credit Risk - Loans and advances at amortised cost by product (Details) £ in Millions	Dec. 31, 2021 GBP (£)	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Provisions		£ 951	£ 1,208
Provision for credit commitments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Provisions		572	769
Loans and advances | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 133,815	£ 134,267
Coverage ratio		0.029	0.036
Loans and advances | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 137,840	£ 139,333
Loans and advances | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(4,025)	(5,066)
Loans and advances | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 116,049	£ 111,119
Coverage ratio		0.007	0.006
Loans and advances | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 116,858	£ 111,804
Loans and advances | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(809)	(685)
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 15,857	£ 20,498
Coverage ratio		0.068	0.085
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 14,608	£ 18,325
Coverage ratio		0.066	0.081
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 678	£ 1,346
Coverage ratio		0.061	0.110
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 571	£ 827
Coverage ratio		0.119	0.144
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 17,008	£ 22,410
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		15,638	19,932
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		722	1,512
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		648	966
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(1,151)	(1,912)
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(1,030)	(1,607)
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(44)	(166)
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(77)	(139)
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,909	£ 2,650
Coverage ratio		0.520	0.482
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 3,974	£ 5,119
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(2,065)	(2,469)
Home loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 11,012	£ 11,193
Coverage ratio		0.034	0.037
Home loans | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 11,399	£ 11,627
Home loans | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(387)	(434)
Home loans | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 9,568	£ 9,621
Coverage ratio		0.001	0.001
Home loans | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 9,575	£ 9,627
Home loans | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(7)	(6)
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 768	£ 849
Coverage ratio		0.048	0.058
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 606	£ 721
Coverage ratio		0.058	0.053
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 20	£ 47
Coverage ratio		0.048	0.113
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 142	£ 81
Coverage ratio		0.007	0.069
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 807	£ 901
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		643	761
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		21	53
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		143	87
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(39)	(52)
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(37)	(40)
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(1)	(6)
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(1)	(6)
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 676	£ 723
Coverage ratio		0.335	0.342
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,017	£ 1,099
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(341)	(376)
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 23,216	£ 23,368
Coverage ratio		0.095	0.113
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 25,663	£ 26,347
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(2,447)	(2,979)
Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 20,587	£ 18,524
Coverage ratio		0.029	0.021
Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 21,196	£ 18,923
Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(609)	(399)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,069	£ 4,244
Coverage ratio		0.274	0.238
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,864	£ 3,895
Coverage ratio		0.266	0.219
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 139	£ 282
Coverage ratio		0.215	0.282
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 66	£ 67
Coverage ratio		0.500	0.649
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,850	£ 5,571
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		2,541	4,987
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		177	393
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		132	191
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(781)	(1,327)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(677)	(1,092)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(38)	(111)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(66)	(124)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 560	£ 600
Coverage ratio		0.654	0.676
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,617	£ 1,853
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(1,057)	(1,253)
Wholesale loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 99,587	£ 99,706
Coverage ratio		0.012	0.016
Wholesale loans | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 100,778	£ 101,359
Wholesale loans | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(1,191)	(1,653)
Wholesale loans | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 85,894	£ 82,974
Coverage ratio		0.002	0.003
Wholesale loans | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 86,087	£ 83,254
Wholesale loans | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(193)	(280)
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 13,020	£ 15,405
Coverage ratio		0.025	0.033
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 12,138	£ 13,709
Coverage ratio		0.025	0.033
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 519	£ 1,017
Coverage ratio		0.010	0.046
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 363	£ 679
Coverage ratio		0.027	0.013
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 13,351	£ 15,938
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		12,454	14,184
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		524	1,066
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		373	688
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(331)	(533)
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(316)	(475)
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(5)	(49)
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(10)	(9)
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 673	£ 1,327
Coverage ratio		0.498	0.388
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,340	£ 2,167
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(667)	(840)
Impairment charge on other financial assets | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		159,900	150,300
Impairment charge on other financial assets | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(102)	(145)
Impairment charge on other financial assets | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		159,800	146,300
Impairment charge on other financial assets | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(7)	(7)
Impairment charge on other financial assets | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 132	94	132
Financial assets at fair value through other comprehensive income | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		34	3,800
Financial assets at fair value through other comprehensive income | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(1)	(6)
Other assets | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		94	132
Other assets | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ (94)	£ (132)